Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2015	Jun. 30, 2020	Mar. 31, 2016	Sep. 30, 2020	Jun. 30, 2016	Dec. 31, 2020	Sep. 30, 2016	Mar. 31, 2021	Dec. 31, 2016	Jun. 30, 2021	Mar. 31, 2017	Sep. 30, 2021	Jun. 30, 2017	Dec. 31, 2021	Sep. 30, 2017	Mar. 31, 2022	Dec. 31, 2017	Jun. 30, 2022	Mar. 31, 2018	Sep. 30, 2022	Jun. 30, 2018	Dec. 31, 2022	Sep. 30, 2018	Mar. 31, 2023	Dec. 31, 2018	Jun. 30, 2023	Mar. 31, 2019	Sep. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Sep. 30, 2019	Mar. 31, 2024	Dec. 31, 2019	Jun. 30, 2024	Mar. 31, 2020	Sep. 30, 2024	Jun. 30, 2020	Dec. 31, 2024	Sep. 30, 2020	Mar. 31, 2025	Dec. 31, 2020	Jun. 30, 2025	Mar. 31, 2021	Sep. 30, 2025	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000004007
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,822		$ 11,158		$ 11,394		$ 10,220		$ 10,511		$ 10,920		$ 11,167		$ 11,360		$ 11,810		$ 11,096		$ 10,926		$ 11,026		$ 11,243		$ 11,651		$ 11,595		$ 11,761		$ 11,145		$ 11,799		$ 12,392		$ 13,114		$ 12,406		$ 12,542		$ 12,325	$ 12,172	$ 11,459	$ 10,111	$ 9,052	$ 9,701	$ 9,962	$ 9,803	$ 9,407	$ 10,389	$ 10,031	$ 9,815	$ 10,585	$ 9,857	$ 10,166	$ 10,937	$ 10,867	$ 10,854
C000004008
Account Value [Line Items]
Accumulated Value			10,000		10,814		11,142		11,370		10,193		10,475		10,874		11,123		11,306		11,746		11,016		10,837		10,926		11,145		11,558		11,479		11,633		11,029		11,653		12,241		12,929		12,236		12,349		12,141	11,981	11,259	9,928	8,861	9,435	9,638	9,454	9,068	10,005	9,657	9,434	10,161	9,453	9,744	10,467	10,401	10,377
C000159126
Account Value [Line Items]
Accumulated Value			500,000		541,241		557,679		569,676		511,778		525,886		547,117		559,683		569,557		592,377		556,143		547,722		554,144		565,228		585,949		583,379		591,969		561,231		594,386		624,409		660,963		626,233		632,722		622,091	614,587	578,884	511,132	457,237	490,787	504,148	495,616	475,758	526,244	508,324	496,860	536,718	499,369	515,921	555,107	551,781	551,341
C000219335
Account Value [Line Items]
Accumulated Value	$ 9,835	$ 10,000		$ 10,431		$ 10,974		$ 11,634		$ 11,035		$ 11,165		$ 10,991		$ 10,873		$ 10,253		$ 9,075		$ 8,128		$ 8,737		$ 8,987		$ 8,846		$ 8,503		$ 9,406		$ 9,097		$ 8,916		$ 9,631		$ 8,985		$ 9,281		$ 10,001		$ 9,954		$ 9,960
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,590		10,896		10,985		10,209		10,388		10,659		10,847		10,964		11,113		10,804		10,704		10,832		11,070		11,435		11,517		11,573		11,535		11,918		12,235		12,637		12,073		12,232		12,124	12,042	11,300	10,367	9,647	10,086	10,389	10,230	9,863	10,662	10,440	10,325	11,046	10,482	10,758	11,244	11,311	11,338
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,590		10,896		10,985		10,209		10,388		10,659		10,847		10,964		11,113		10,804		10,704		10,832		11,070		11,435		11,517		11,573		11,535		11,918		12,235		12,637		12,073		12,232		12,124	12,042	11,300	10,367	9,647	10,086	10,389	10,230	9,863	10,662	10,440	10,325	11,046	10,482	10,758	11,244	11,311	11,338
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			500,000		529,495		544,798		549,246		510,430		519,421		532,936		542,335		548,176		555,638		540,178		535,189		541,598		553,523		571,760		575,848		578,641		576,750		595,901		611,761		631,854		603,669		611,592		606,189	602,113	565,017	518,335	482,341	504,279	519,441	511,495	493,151	533,099	521,994	516,229	552,277	524,095	537,908	562,204	565,551	566,902
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	9,896	10,000		10,225		10,497		10,842		10,358		10,494		10,402		10,332		9,695		8,894		8,276		8,653		8,913		8,777		8,462		9,147		8,957		8,858		9,476		8,993		9,230		9,647		9,704		9,727
Bloomberg Global Aggregate ex USD Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,826		11,194		11,309		10,149		10,400		10,769		11,036		11,216		11,622		11,068		10,876		10,975		11,142		11,523		11,456		11,533		11,224		11,604		12,084		12,699		12,027		12,138		11,945	11,804	11,078	9,858	8,986	9,597	9,891	9,677	9,290	10,146	9,820	9,613	10,431	9,718	9,963	10,690	10,627	10,577
Bloomberg Global Aggregate ex USD Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,826		11,194		11,309		10,149		10,400		10,769		11,036		11,216		11,622		11,068		10,876		10,975		11,142		11,523		11,456		11,533		11,224		11,604		12,084		12,699		12,027		12,138		11,945	11,804	11,078	9,858	8,986	9,597	9,891	9,677	9,290	10,146	9,820	9,613	10,431	9,718	9,963	10,690	10,627	10,577
Bloomberg Global Aggregate ex USD Bond Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 541,303		$ 559,714		$ 565,460		$ 507,433		$ 520,025		$ 538,470		$ 551,800		$ 560,789		$ 581,109		$ 553,420		$ 543,796		$ 548,753		$ 557,087		$ 576,131		$ 572,810		$ 576,671		$ 561,206		$ 580,201		$ 604,200		$ 634,952		$ 601,359		$ 606,893		$ 597,234	$ 590,190	$ 553,900	$ 492,890	$ 449,276	$ 479,852	$ 494,538	$ 483,850	$ 464,505	$ 507,302	$ 491,009	$ 480,639	$ 521,566	$ 485,877	$ 498,169	$ 534,505	$ 531,340	$ 528,860
Bloomberg Global Aggregate ex USD Bond Index
Account Value [Line Items]
Accumulated Value	$ 9,838	$ 10,000		$ 10,171		$ 10,592		$ 11,131		$ 10,542		$ 10,639		$ 10,470		$ 10,346		$ 9,710		$ 8,641		$ 7,876		$ 8,412		$ 8,670		$ 8,482		$ 8,143		$ 8,893		$ 8,608		$ 8,426		$ 9,143		$ 8,518		$ 8,733		$ 9,370		$ 9,315		$ 9,271